UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2011

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Edoma Partners LLP
Address: 11-12 Clifford Street
         London, United Kingdom  W1S 2LL

13F File Number:  028-14293

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      John Anthony
Title:     Operations Officer
Phone:     +44 20 7866 9125

Signature, Place, and Date of Signing:

 /s/   John Anthony     London, UK     August 15, 2011

Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:         0

Form 13F Information Table Entry Total:    19

Form 13F Information Table Value Total:    $252,359 (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

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
                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
AMERICA MOVIL SAB DE CV        SPON ADR L SHS   02364W105    15517   288000 SH       SOLE                   288000        0        0
BRASIL TELECOM SA              SPONS ADR PFD    10553M101    19251   671700 SH       SOLE                   671700        0        0
BRF-BRASIL FOODS S A           SPONSORED ADR    10552T107    15094   871000 SH       SOLE                   871000        0        0
CLIFFS NATURAL RESOURCES INC   COM              18683K101    31341   339000 SH       SOLE                   339000        0        0
E TRADE FINANCIAL CORP         COM NEW          269246401     9456   685227 SH       SOLE                   685227        0        0
E TRADE FINANCIAL CORP         COM NEW          269246401    11040   800000 SH  CALL SOLE                   800000        0        0
ENERSIS S A                    SPONSORED ADR    29274F104    18377   795524 SH       SOLE                   795524        0        0
ISHARES INC                    MSCI S KOREA     464286772     3185    49000 SH       SOLE                    49000        0        0
ISHARES TR                     MSCI EMERG MKT   464287234     6351   133420 SH       SOLE                   133420        0        0
LORILLARD INC                  COM              544147101     8873    81500 SH       SOLE                    81500        0        0
NII HLDGS INC                  CL B NEW         62913F201     7192   169700 SH       SOLE                   169700        0        0
NOKIA CORP                     SPONSORED ADR    654902204     3692   575000 SH       SOLE                   575000        0        0
PHILIP MORRIS INTL INC         COM              718172109    10016   150000 SH       SOLE                   150000        0        0
SELECT SECTOR SPDR TR          SBI INT-INDS     81369Y704     4463   119840 SH       SOLE                   119840        0        0
SIGNET JEWELERS LIMITED        SHS              G81276100     5430   116000 SH       SOLE                   116000        0        0
SPDR SERIES TRUST              S&P METALS MNG   78464A755     8220   118500 SH       SOLE                   118500        0        0
TEMPLE INLAND INC              COM              879868107    20417   686500 SH       SOLE                   686500        0        0
VIMPELCOM LTD                  SPONSORED ADR    92719A106     5057   396298 SH       SOLE                   396298        0        0
YPF SOCIEDAD ANONIMA           SPON ADR CL D    984245100    49387  1096266 SH       SOLE                  1096266        0        0